Other current receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of Other Current Receivables

	As of December 31,
In thousands of USD	2022	2021	2020
VAT receivables	1,056	771	943
Witholding receivables	226	—	—
Receivables from employees	—	—	20
Other receivables	148	6	—
Total	1,430	777	963